Marketable securities and investment in associate (Disclosure of marketable securities) (Details)	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure Of Marketable Securities [Line Items]
Fair value, Beginning Balance	$ 1,819,800
Fair value, Ending Balance	$ 1,785,510
Marketable Securities [Member]
Disclosure Of Marketable Securities [Line Items]
Fair value, Beginning Balance		$ 1,819,800	$ 454,219
Acquired		0	1,819,800
Transferred to investment in associate		0	(855,000)
Gain/(Loss)		(34,290)	400,781
Fair value, Ending Balance		1,785,510	1,819,800
Marketable Securities [Member] | Captiva Verde Wellness Corp [Member]
Disclosure Of Marketable Securities [Line Items]
Fair value, Beginning Balance		0	454,219
Acquired			0
Transferred to investment in associate			(855,000)
Gain/(Loss)			400,781
Fair value, Ending Balance			0
Marketable Securities [Member] | Green Matters Technologies Inc [Member]
Disclosure Of Marketable Securities [Line Items]
Fair value, Beginning Balance		1,819,800	0
Acquired		0	1,819,800
Transferred to investment in associate		0	0
Gain/(Loss)		(34,290)	0
Fair value, Ending Balance		$ 1,785,510	$ 1,819,800